Convertible redeemable preferred shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands																																					12 Months Ended
	Aug. 19, 2020 CNY (¥) shares	Aug. 19, 2020 USD ($)	Mar. 31, 2020 shares	Mar. 23, 2020 shares	Mar. 06, 2020 $ / shares shares	Feb. 10, 2020 CNY (¥) shares	Feb. 10, 2020 USD ($) shares	Jan. 01, 2020 CNY (¥) shares	Jan. 01, 2020 USD ($) shares	Nov. 21, 2019 USD ($) shares	Jun. 17, 2019 CNY (¥) shares	Jun. 17, 2019 USD ($) shares	Jun. 16, 2019 CNY (¥) shares	Jan. 16, 2019 shares	Aug. 03, 2018 shares	Jun. 19, 2018 CNY (¥) shares	Jun. 19, 2018 USD ($) shares	Nov. 13, 2017 USD ($) shares	Oct. 25, 2017 shares	Sep. 08, 2017 CNY (¥)	Sep. 08, 2017 USD ($)	Mar. 21, 2016 CNY (¥) shares	Mar. 21, 2016 USD ($) shares	Jan. 26, 2016 USD ($) shares	Jan. 07, 2016 CNY (¥)	Jan. 07, 2016 USD ($)	Jul. 07, 2015 shares	May 13, 2015 $ / shares	May 03, 2015 CNY (¥) shares	May 03, 2015 USD ($) shares	Feb. 07, 2014 CNY (¥) shares	Feb. 07, 2014 USD ($) shares	Apr. 03, 2013 shares	Nov. 19, 2012 USD ($) shares	Oct. 15, 2012 CNY (¥)	Oct. 15, 2012 USD ($)	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares	Aug. 19, 2020 USD ($) $ / shares shares	Jan. 26, 2016 CNY (¥)	Jan. 26, 2016 USD ($)
Stock issued during period, value, new issues | ¥																																							¥ 395,071
Dividends, preferred stock | ¥																																					¥ 0		12,000
Equity method investments | ¥																																					¥ 6,783		2,973
Number of share options exercised during the period.																																					1,204,483	1,204,483
Stockholders' equity note, stock split, conversion ratio																																					1	1
Preferred stock, liquidation preference, percentage																																					140.00%						140.00%
Preferred stock, liquidation preference, value | $																																											$ 653,000,000
Debt conversion, converted instrument, terms																																					24 months	24 months
Debt conversion, converted instrument, rate																																					7.00%	7.00%
Accretion on the Preferred Shares to redemption value																																					¥ 0		(121,000)	$ (18,000,000)	¥ 204,800	$ 28,900,000
Repayments of other debts																																					270,860	$ 42,727,000	130,827
Receivable from shareholders or affiliates for issuance of capital stock																																					164,700		413,377				$ 25,988,000
Interest expense																																					¥ 20,884	3,294,000	¥ 27,650		59,268
IPO [Member]
Proceeds from issuance of convertible preferred stock | $																																						800,000,000
Proceeds from IPO | $																																						$ 50,000,000
Series E Warrant [Member]
Class of warrants or rights exercise price | $ / shares					$ 10.3251
Preferred Stock [Member]
Preferred stock, liquidation preference, percentage																																					8.00%						8.00%
Common Stock [Member]
Conversion of ordinary shares into Class A and Class B ordinary shares , Shares																																							(22,238,454)	(22,238,454)
Shares issued, price per share | $ / shares																																											$ 0.2882
Series A Preferred Shares [Member]
Stock issued during period																																	7,238,000	3,102,000
Stock issued during period, value, new issues | $																																		$ 11,000,000
Payments of stock issuance costs																																			¥ 1,700	$ 300,000
Series B Preferred Shares [Member]
Stock issued during period																															9,067,384	9,067,384
Stock issued during period, value, new issues | $																																$ 19,000,000
Payments of stock issuance costs																															¥ 1,900	$ 300,000
Series C Preferred Shares [Member]
Stock issued during period																													5,518,101	5,518,101
Stock issued during period, value, new issues | $																														$ 25,500,000
Payments of stock issuance costs																													¥ 2,700	$ 400,000
Stock cancelled during period, shares																											865,585
Stock re-issued during period, value | $																										$ 4,000,000
Dividends, preferred stock																									¥ 4,900	$ 700,000
Series C Plus Convertible Redeemable Preferred Shares [Member]
Stock issued during period																								552,005
Stock issued during period, value, new issues | $																								$ 3,800,000
Stock cancelled during period, shares																						552,005	552,005
Class of warrant issued during period , shares																						552,005	552,005	6,734,459
Class of warrant issued during period ,value																						¥ 24,900	$ 3,800,000	$ 46,200,000
Class of warrants or rights exercise price | $ / shares																																												$ 6.86
Number of warrants or rights outstanding.	6,734,459																																											6,734,459
Adjustments to additional paid in capital, fair value | ¥	¥ 656,400
Series C Plus Convertible Redeemable Preferred Shares [Member] | Preferred Stock [Member]
Stock issued during period, value, new issues	303,000	$ 46,000,000
Series C Plus Convertible Redeemable Preferred Shares [Member] | Guangcheng Shanghai Information Technology Co Ltd [Member]
Equity method investments																																													¥ 303,200	$ 46,200,000
Series C Plus Preferred Stock [Member]
Stock issued during period																																							6,734,459	6,734,459
Stock issued during period, value, new issues | ¥																																							¥ 656,448
Dividends, preferred stock | ¥																																							0		0
Preferred stock, liquidation preference, percentage																																					130.00%						130.00%
Accretion on the Preferred Shares to redemption value | ¥																																							6,360		0
Series C Plus Preferred Stock [Member] | CMB Investment [Member]
Principal amount of loan	¥ 303,000																																											$ 46,000,000
Series C Plus Preferred Stock [Member] | CMB Investment [Member] | Extension Of Loan Agreement [Member]
Repayments of other debts | ¥																																					¥ 235,000		10,800
Receivable from shareholders or affiliates for issuance of capital stock | ¥																																					86,400		312,500
Interest expense | ¥																																					¥ 8,900		¥ 9,300
Series D Convertible Redeemable Preferred Shares [Member]
Stock issued during period																		803,735	1,492,652
Stock issued during period, value, new issues | $																		$ 20,000,000
Payments of stock issuance costs																				¥ 1,100	$ 200,000
Conversion of ordinary shares into Class A and Class B ordinary shares , Shares															229,639
Series D-1 Convertible Redeemable Preferred Shares [Member]
Stock issued during period																1,089,265	1,089,265
Stock issued during period, value, new issues | $																	$ 10,000,000
Dividends, preferred stock																¥ 100	$ 25,000,000
Debt conversion, converted instrument, warrants or options issued															1,089,265
Series D-1 Convertible Redeemable Preferred Shares [Member] | Series D-1 Warrant [Member]
Number of share options exercised during the period.			1,089,265
Series D-2 Convertible Redeemable Preferred Shares [Member]
Debt conversion, converted instrument, warrants or options issued														963,139
Series D-2 Convertible Redeemable Preferred Shares [Member] | Series D-1 Warrant [Member]
Number of share options exercised during the period.			963,139
Series D-2 Convertible Redeemable Preferred Shares [Member] | Series D-2 CW Notes And Series D-2 DL Notes [Member]
Debt conversion, converted instrument, warrants or options issued				219,664
Series D-3 Convertible Redeemable Preferred Shares [Member] | Series D-3 Warrant A [Member]
Debt conversion, converted instrument, warrants or options issued													154,395
Debt instrument converted value | ¥													¥ 10,000
Series D-3 Convertible Redeemable Preferred Shares [Member] | Series D-3 Warrant B [Member]
Debt conversion, converted instrument, warrants or options issued													617,580
Debt instrument converted value | ¥													¥ 40,000
Series E Convertible Redeemable Preferred Shares [Member]
Stock issued during period						290,555	290,555	4,842,587	4,842,587		290,555	290,555
Stock issued during period, value, new issues | $							$ 3,000,000		$ 50,000,000			$ 3,000,000
Payments of stock issuance costs											¥ 100	$ 21,244
Dividends, preferred stock | ¥						¥ 400		¥ 12,000
Series E Convertible Redeemable Preferred Shares [Member] | Nanjing Xingmu [Member]
Stock issued during period, shares, acquisitions										461,513
Stock issued during period, value, acquisitions | $										$ 4,800,000
Series E Convertible Redeemable Preferred Shares [Member] | Series E Warrant [Member]
Class of warrants or rights exercise price | $ / shares					$ 10.3251
Debt conversion, converted instrument, warrants or options issued					205,767
Series A Preferred Stock [Member]
Stock issued during period																																							0	0
Dividends, preferred stock | ¥																																							¥ 0		0
Preferred stock, liquidation preference, percentage																																					180.00%						180.00%
Accretion on the Preferred Shares to redemption value | ¥																																							¥ (22,677)		59,192
Series A Preferred Stock [Member] | Maximum [Member]
Preferred stock, convertible, conversion price | $ / shares																												$ 1.4
Series A Preferred Stock [Member] | Minimum [Member]
Preferred stock, convertible, conversion price | $ / shares																												1.06
Series B Preferred Stock [Member]
Stock issued during period																																							0	0
Dividends, preferred stock | ¥																																							¥ 0		0
Preferred stock, liquidation preference, percentage																																					180.00%						180.00%
Accretion on the Preferred Shares to redemption value | ¥																																							¥ (23,345)		¥ 64,122
Series B Preferred Stock [Member] | Maximum [Member]
Preferred stock, convertible, conversion price | $ / shares																												2.22
Series B Preferred Stock [Member] | Minimum [Member]
Preferred stock, convertible, conversion price | $ / shares																												$ 2.1
Series E Preferred Stock [Member]
Stock issued during period																																							4,842,587	4,842,587	1,042,623	1,042,623
Stock issued during period, value, new issues | ¥																																							¥ 353,893		¥ 74,830
Dividends, preferred stock | ¥																																							12,039		401
Preferred stock, liquidation preference, percentage																																					110.00%						110.00%
Accretion on the Preferred Shares to redemption value | ¥																																							¥ 11,495		¥ 3,322
Series A And B Preferred Shares [Member]
Preferred stock, liquidation preference, percentage																																					180.00%						180.00%